Summary of Significant Accounting Policies - Summary of Estimated Useful Life and Residual Value of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2022
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Residual value	0.00%
Purchased computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Residual value	0.00%
Purchased computer software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Purchased computer software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years